Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 019
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
Master Trust investments measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2025 (Level 1, 2, and 3 inputs are defined above):

	Assets at fair value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mosaic Company common stock	$13,661,386	$—	$—	$13,661,386
Mutual funds	90,608,478	—	—	90,608,478
Common/collective trust funds	—	1,100,476,410	—	1,100,476,410
Money market fund	7,206,729	—	—	7,206,729
Total investments at fair value	$111,476,593	$1,100,476,410	$—	$1,211,953,003

Master Trust investments measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2024 (Level 1, 2 and 3 inputs are defined above):

	Assets at fair value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mosaic Company common stock	$14,786,436	$—	$—	$14,786,436
Mutual funds	94,246,522	—	—	94,246,522
Common/collective trust funds	—	979,257,298	—	979,257,298
Interest bearing cash	20,664,452	—	—	20,664,452
Total investments at fair value	$129,697,410	$979,257,298	$—	$1,108,954,708